Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2015
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments

(23) Fair Value of Financial Instruments

Our accounting for Fair Value Measurement and Disclosures, defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. This topic also establishes a fair value hierarchy which requires classification based on observable and unobservable inputs when measuring fair value. The fair value hierarchy distinguishes between assumptions based on market data (observable inputs) and an entity's own assumptions (unobservable inputs). The hierarchy consists of three levels:

Level one — Quoted market prices in active markets for identical assets or liabilities;

Level two — Inputs other than level one inputs that are either directly or indirectly observable; and

Level three — Unobservable inputs developed using estimates and assumptions, which are developed by the reporting entity and reflect those assumptions that a market participant would use.

Determining which category an asset or liability falls within the hierarchy requires significant judgment. The Company evaluates its hierarchy disclosures each quarter. The measurement basis used in the preparation of the consolidated financial statements is the historical cost basis except that the following assets and liabilities are stated at their fair value, such as derivative financial instruments and available-for-sale equity securities. The Company had no assets and liabilities measured at fair value on December 31, 2015.

The carrying amount of cash and cash equivalents, trade accounts receivable, prepayments and other receivables, amounts due from related parties, amounts due to related parties, and accrued liabilities and other payables, approximate their fair values because of the short maturity of these instruments.

The carrying amount of bank loans approximate the fair value based on the borrowing rates currently available for bank loans with similar terms and maturity.